Other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other current assets
The below table provides details related to Other current assets as of December 31, 2025 and 2024.

($ millions)	2025	2024
Current portion of long-term receivables from customers	137	117
Current portion of minimum lease payments from finance lease agreements	24	23
Current portion of long-term financial investments measured at FVPL	1	1
Prepaid expenses	124	117
VAT receivables	71	59
Other receivables, security deposits and current assets	127	124
Derivative financial instruments	5	12
Total other current assets	489	453